Property Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Finance lease, right-of-use asset, net	$ 24,348	$ 23,700
Accumulated amortization	22,827
Depreciation and amortization expense	25,700	25,000	$ 21,300
Property, plant and equipment, net		73,401
Total	13,182
Assets Held Under Finance Lease
Property, Plant and Equipment [Line Items]
Accumulated amortization	$ 22,800	$ 22,200
ASU 2016-02 adoption
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net				$ 6,100
Total				$ 6,600